Effects of Regulation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017
Regulatory Assets
Current Regulatory Assets		$ 292.5	$ 156.6
Noncurrent Regulatory Assets		3,587.6	5,625.5
Regulatory Liabilities
Current Regulatory Liabilities		11.9	8.0
Noncurrent Regulatory Liabilities		8,422.3	3,751.3
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		$ 17,167.0	$ 16,397.3
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Future		21.00%
AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 378.7	$ 347.2
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,320.5	660.8
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		$ 1,594.5	$ 1,542.0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Future		21.00%
AEP Transmission Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 11.7	$ 112.3
Regulatory Liabilities
Noncurrent Regulatory Liabilities		493.7	44.0
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		$ 170.4	$ 99.6
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Future		21.00%
Appalachian Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 88.8	$ 68.4
Noncurrent Regulatory Assets		573.9	1,121.1
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,454.9	627.8
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		$ 3,896.4	$ 3,636.8
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Future		21.00%
Indiana Michigan Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 15.0	$ 26.1
Noncurrent Regulatory Assets		579.4	916.6
Regulatory Liabilities
Current Regulatory Liabilities		2.7	0.0
Noncurrent Regulatory Liabilities		1,708.7	1,065.5
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		$ 3,024.2	$ 3,005.1
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Future		21.00%
Ohio Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 115.9	$ 0.0
Noncurrent Regulatory Assets		652.8	1,107.5
Regulatory Liabilities
Current Regulatory Liabilities		0.0	4.2
Noncurrent Regulatory Liabilities		1,100.2	506.2
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		$ 2,184.8	$ 2,116.0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Future		21.00%
Public Service Co Of Oklahoma [Member]
Regulatory Assets
Current Regulatory Assets		$ 36.7	$ 33.8
Noncurrent Regulatory Assets		368.1	340.2
Regulatory Liabilities
Noncurrent Regulatory Liabilities		853.5	339.7
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		$ 1,393.6	$ 1,272.7
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Future		21.00%
Southwestern Electric Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 14.1	$ 8.4
Noncurrent Regulatory Assets		220.6	551.2
Regulatory Liabilities
Current Regulatory Liabilities		8.7	3.8
Noncurrent Regulatory Liabilities		896.4	438.9
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		$ 2,685.8	$ 2,567.1
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Future		21.00%
Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 4,009.3	$ 3,750.5
Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		677.6	660.8
Regulatory Liabilities Approved for Payment [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		66.7	44.0
Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		634.6	627.8
Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,236.0	1,065.5
Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		495.8	506.0
Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		321.8	339.7
Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		440.5	438.9
Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		4,413.0	0.8
Regulatory Liabilities Pending Final Regulatory Determination [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		642.9	0.0
Regulatory Liabilities Pending Final Regulatory Determination [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		427.0	0.0
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		820.3	0.0
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		472.7	0.0
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		604.4	0.2
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		531.7	0.0
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		455.9	0.0
Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets	[1]	322.0	450.1
Regulatory Assets Pending Final Regulatory Approval [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		123.4	25.2
Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	[2]	49.4	39.3
Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		79.3	64.7
Regulatory Assets Pending Final Regulatory Approval [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	100.8
Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		3.3	118.1
Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		64.9	95.9
Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		3,265.6	5,175.4
Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		255.3	322.0
Regulatory Assets Approved for Recovery [Member] | AEP Transmission Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		11.7	112.3
Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		524.5	1,081.8
Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		500.1	851.9
Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		652.8	1,006.7
Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		364.8	222.1
Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		155.7	455.3
Advanced Metering Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 0.6	11.5
Remaining Refund Period		1 year
Advanced Metering Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 33.5	20.9
Regulatory Asset, Amortization Period		3 years
Advanced Metering Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 33.5	21.3
Regulatory Asset, Amortization Period		3 years
Advanced Metering Infrastructure Surcharge [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 12.7	17.0
Remaining Refund Period		3 years
Advanced Metering Infrastructure Surcharge [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 12.7	17.0
Remaining Refund Period		3 years
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[3],[4]	$ 2,637.1	2,627.5
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[5]	599.2	581.7
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[6]	66.7	44.0
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[7]	615.8	616.9
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[8],[9]	202.2	236.5
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[10]	428.8	432.4
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[11]	268.8	279.3
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[12]	424.5	409.7
Asset Removal Costs - Tanners Creek Plant Retirement [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		43.0
Asset Removal Costs - Tanners Creek Plant Retirement [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		43.0
Asset Retirement Obligation - Arkansas, Louisiana [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		4.0	2.7
Basic Transmission Cost Rider [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 90.8	19.9
Regulatory Asset, Amortization Period		2 years
Basic Transmission Cost Rider [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 90.8	19.9
Regulatory Asset, Amortization Period		2 years
Consumer Rate Relief - West Virginia [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 6.5	5.1
Remaining Refund Period		1 year
Cook Plant Nuclear Refueling Outage Levelization [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 66.7	75.2
Regulatory Asset, Amortization Period		2 years
Cook Plant Nuclear Refueling Outage Levelization [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 66.7	75.2
Regulatory Asset, Amortization Period		2 years
Cook Plant Turbine [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 15.9	12.8
Cook Plant Turbine [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		15.9	12.8
Cook Plant, Unit 2 Baffle Bolts - Indiana [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 6.0	6.3
Regulatory Asset, Amortization Period		21 years
Cook Plant Uprate Project [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 36.3	36.3
Cook Plant Uprate Project [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		36.3	36.3
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 3.2	4.2
Remaining Refund Period		1 year
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 2.7	0.0
Remaining Refund Period		1 year
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 0.0	4.2
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 8.7	3.8
Remaining Refund Period		1 year
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 8.7	3.8
Remaining Refund Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning Return [Member]
Regulatory Assets
Current Regulatory Assets		$ 203.1	61.4
Regulatory Asset, Amortization Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Appalachian Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 21.4	6.2
Regulatory Asset, Amortization Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 15.0	13.0
Regulatory Asset, Amortization Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Ohio Power Co [Member]
Regulatory Assets
Current Regulatory Assets	[13]	$ 115.9	0.0
Regulatory Asset, Amortization Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Current Regulatory Assets		$ 36.7	33.8
Regulatory Asset, Amortization Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 14.1	8.4
Regulatory Asset, Amortization Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	218.9
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	218.9
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning Return [Member]
Regulatory Assets
Current Regulatory Assets		$ 89.4	95.2
Regulatory Asset, Amortization Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Appalachian Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 67.4	62.2
Regulatory Asset, Amortization Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 0.0	13.1
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 191.2	132.9
Remaining Refund Period		45 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 12.3	13.9
Remaining Refund Period		45 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 34.1	38.8
Remaining Refund Period		20 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 50.7	48.0
Remaining Refund Period		41 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 5.9	7.3
Remaining Refund Period		14 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 10.6	12.6
Remaining Refund Period		41 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 0.9	0.9
Remaining Refund Period		41 years
Deferred Cook Plant Life Cycle Management Project Costs - Michigan [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 14.7	8.1
Defrred PJM Fees [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 48.0	0.0
Regulatory Asset, Amortization Period		2 years
Defrred PJM Fees [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 48.0	0.0
Regulatory Asset, Amortization Period		2 years
Deferred System Reliability Rider Expenses [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	12.5
Enhanced Service Reliability Plan [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 30.6	21.7
Remaining Refund Period		2 years
Enhanced Service Reliability Plan [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 30.6	21.7
Remaining Refund Period		2 years
Environmental Controls Projects [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 28.1	0.0
Regulatory Asset, Amortization Period		23 years
Environmental Controls Projects [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 28.1	0.0
Regulatory Asset, Amortization Period		23 years
Environmental Controls Projects [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	24.1
Environmental Controls Projects [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	13.1
Environmental Controls Projects [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	11.0
Environmental Controls Projects [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 15.3	0.0
Regulatory Asset, Amortization Period		15 years
Excess Asset Retirement Obligations For Nuclear Decommissioning Liability [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[14]	$ 945.0	731.2
Excess Asset Retirement Obligations For Nuclear Decommissioning Liability [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[15]	945.0	731.2
Excess Earnings [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 9.4	10.0
Remaining Refund Period		36 years
Excess Earnings - Texas [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 6.8	7.3
Remaining Refund Period		14 years
Generation Rate Adjustment Clause - Virginia [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 7.3	6.5
Regulatory Asset, Amortization Period		2 years
gridSMART Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 1.4	11.9
Remaining Refund Period		1 year
gridSMART Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	4.1
Income Taxes, Net [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[16]	4,412.8	0.0
Income Taxes, Net [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[17]	642.9	0.0
Income Taxes, Net [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[18]	427.0	0.0
Income Taxes, Net [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[19]	820.3	0.0
Income Taxes, Net [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[20]	472.7	0.0
Income Taxes, Net [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[21]	604.2	0.0
Income Taxes, Net [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[22]	531.7	0.0
Income Taxes, Net [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[23]	455.9	0.0
Income Taxes, Net [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Transmission Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	106.1
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	1,575.0
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	40.3
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	463.5
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	302.6
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	126.4
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	9.3
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	314.2
Louisiana Refundable Construction Financing Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	16.2
Louisiana Refundable Construction Financing Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	16.2
Materials and Supplies Related to Retired Plants [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		9.1	9.1
Mitchell Plant Transfer [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 17.8	18.5
Regulatory Asset, Amortization Period		23 years
Off-system Sales Margin Sharing - Indiana [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 9.0	24.3
Regulatory Asset, Amortization Period		2 years
Off-system Sales Margin Sharing - Indiana [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 9.0	24.3
Regulatory Asset, Amortization Period		2 years
Ohio Capacity Deferral [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	96.7
Ohio Capacity Deferral [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	[24]	0.0	96.7
Ohio Capacity Deferral [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 172.6	201.9
Regulatory Asset, Amortization Period		2 years
Ohio Capacity Deferral [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 172.6	201.9
Regulatory Asset, Amortization Period		2 years
Ohio Distribution Decoupling [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 61.7	41.8
Regulatory Asset, Amortization Period		2 years
Ohio Distribution Decoupling [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 61.7	41.8
Regulatory Asset, Amortization Period		2 years
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 41.0	55.4
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		3.9	6.8
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		1.0	2.5
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		1.7	4.2
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.5	0.0
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		7.2	1.3
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		122.9	100.7
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		8.5	9.8
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		22.0	28.4
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		20.0	16.0
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		15.8	18.6
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		4.1	5.4
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		6.2	10.3
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		9.6	10.4
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	0.5
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.5	0.8
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		42.2	29.3
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.6	0.6
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		2.0	0.9
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.1	0.0
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		2.5	1.9
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		56.6	61.1
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.6	0.4
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1.9	3.6
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		11.5	14.8
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		10.0	10.7
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1.7	0.9
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		7.5	1.8
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1.3	1.6
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1.4	0.3
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		2.6	3.9
Other Regulatory Liabilities Pending Final Regulatory Determination [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.2	0.8
Other Regulatory Liabilities Pending Final Regulatory Determination [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.2	0.2
OVEC Purchased Power [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	22.1
OVEC Purchased Power [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	22.1
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 25.6	34.0
Remaining Refund Period		2 years
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 23.6	29.0
Remaining Refund Period		2 years
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 40.1	49.9
Regulatory Asset, Amortization Period		3 years
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 13.0	10.3
Regulatory Asset, Amortization Period		2 years
Peak Demand Reduction/Energy Efficiency - West Virginia [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 18.1	19.2
Regulatory Asset, Amortization Period		3 years
Plant Retirement Costs - Asset Retirement Obligation Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 34.3	18.3
Regulatory Asset, Amortization Period		23 years
Plant Retirement Costs - Asset Retirement Obligation Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 39.7	29.6
Plant Retirement Costs - Asset Retirement Obligation Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		39.7	29.6
Plant Retirement Costs - Asset Retirement Obligation Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 37.2	48.9
Regulatory Asset, Amortization Period		23 years
Plant Retirement Costs - Northeastern Plant, Unit 3 [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 57.0			$ 41.0
Plant Retirement Costs - Northeastern Plant, Unit 3 [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		57.0			$ 41.0
Plant Retirement Costs - Unrecovered Plant [Member]
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		91.0
Plant Retirement Costs - Unrecovered Plant [Member] | Appalachian Power Co [Member]
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		91.0
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		50.3	159.9
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	84.5
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		50.3	75.4
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets	[25]	$ 682.6	550.6
Regulatory Asset, Amortization Period		27 years
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 86.3	85.4
Regulatory Asset, Amortization Period		26 years
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 245.3	252.8
Regulatory Asset, Amortization Period		27 years
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	[26]	$ 138.5	0.0
Regulatory Asset, Amortization Period		23 years
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 17.6	0.0
Regulatory Asset, Amortization Period		24 years
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 39.1	39.1
Regulatory Asset, Amortization Period		5 years
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 18.8	17.4
Regulatory Asset, Amortization Period		5 years
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 9.7	11.4
Regulatory Asset, Amortization Period		5 years
Rate Case Expense - Texas [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.1	0.1
Rate Case Expense - Texas [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		4.3	1.0
Red Rock Generating Facility [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 8.8	9.1
Regulatory Asset, Amortization Period		39 years
Rockport Plant Dry Sorbent Injection System - Indiana [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 10.4	6.6
Shipe Road Transmission Project - FERC [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		3.3	3.1
Spent Nuclear Fuel Liability [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[14]	43.2	44.2
Spent Nuclear Fuel Liability [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[15]	43.2	44.2
Storm Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	25.1
Storm Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	25.1
Storm Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 39.3	15.3
Regulatory Asset, Amortization Period		4 years
Storm Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 39.0	10.8
Regulatory Asset, Amortization Period		4 years
Storm Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets	[27]	$ 128.0	25.9
Storm Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets	[28]	123.3	0.0
Storm Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		3.2	20.0
Storm Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 44.2	58.7
Regulatory Asset, Amortization Period		6 years
Storm Related Costs - Hurricane Harvey [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 100.0
Storm Related Costs - Hurricane Harvey [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		100.0
Storm Related Costs - West Virginia [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 32.2	47.8
Regulatory Asset, Amortization Period		3 years
SPP Base Plan Fees [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 16.3	10.7
Regulatory Asset, Amortization Period		2 years
Texas Meter Replacement Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 83.7	99.9
Regulatory Asset, Amortization Period		10 years
Texas Meter Replacement Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 44.9	49.8
Regulatory Asset, Amortization Period		10 years
Texas Meter Replacement Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 38.8	50.1
Regulatory Asset, Amortization Period		7 years
Transition Charges [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 46.0	40.5
Remaining Refund Period		10 years
Transition Charges [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 46.0	40.5
Remaining Refund Period		10 years
Transmission Cost Recovery Factor [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 9.5	5.3
Regulatory Asset, Amortization Period		1 year
Transmission Rate Adjustment Clause - Virginia [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 32.6	38.7
Regulatory Asset, Amortization Period		2 years
Transmission Rate Adjustment Clause - Virginia [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 32.6	38.7
Regulatory Asset, Amortization Period		2 years
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 129.9	137.8
Regulatory Asset, Amortization Period		28 years
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 7.7	7.3
Regulatory Asset, Amortization Period		20 years
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 93.2	97.2
Regulatory Asset, Amortization Period		28 years
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 9.5	10.7
Regulatory Asset, Amortization Period		15 years
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 7.8	9.1
Regulatory Asset, Amortization Period		21 years
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 5.0	5.8
Regulatory Asset, Amortization Period		15 years
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 4.7	5.4
Regulatory Asset, Amortization Period		26 years
Under-Recovered OATT Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Transmission Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 11.7	4.6
Regulatory Asset, Amortization Period		1 year
Under-Recovered SPP Revenues [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Transmission Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	1.6
United Mine Workers of America Pension Withdrawal [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.5	20.2
Regulatory Asset, Amortization Period		5 years
Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 9.5	1.3
Remaining Refund Period		7 years
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 139.3	119.1
Regulatory Asset, Amortization Period		15 years
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 131.8	118.6
Regulatory Asset, Amortization Period		15 years
Vegetation Management [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 33.5	31.4
Regulatory Asset, Amortization Period		7 years
Vegetation Management Program - West Virginia [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 33.5	31.4
Regulatory Asset, Amortization Period		7 years
West Virginia Delayed Customer Billing [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 8.4	19.5
Regulatory Asset, Amortization Period		1 year
West Virginia Delayed Customer Billing [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 7.8	18.1
Regulatory Asset, Amortization Period		1 year
Other Postretirement Benefit Plans [Member] | Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 32.5	37.2
Regulatory Asset, Amortization Period		7 years
Other Postretirement Benefit Plans [Member] | Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 7.1	8.2
Regulatory Asset, Amortization Period		7 years
Other Postretirement Benefit Plans [Member] | Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 3.7	4.3
Regulatory Asset, Amortization Period		7 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 1,196.3	1,516.2
Regulatory Asset, Amortization Period		12 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 151.2	188.2
Regulatory Asset, Amortization Period		12 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 168.8	221.4
Regulatory Asset, Amortization Period		12 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 77.8	141.9
Regulatory Asset, Amortization Period		12 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 170.6	225.2
Regulatory Asset, Amortization Period		12 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 72.7	98.1
Regulatory Asset, Amortization Period		12 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 101.0	$ 119.8
Regulatory Asset, Amortization Period		12 years

[1]	In 2015, APCo recorded a $91 million reduction to accumulated depreciation related to the remaining net book value of plants retired in 2015, primarily in its Virginia jurisdiction. These plants were normal retirements at the end of their depreciable lives under the group composite method of depreciation. Recovery of the remaining Virginia net book value for the retired plants will be considered in APCo’s next depreciation study. The Virginia SCC staff has requested that the company prepare a depreciation study as of December 31, 2017 and submit that study to the Virginia SCC staff in 2018.
[2]	In 2015, APCo recorded a $91 million reduction to accumulated depreciation related to the remaining net book value of plants retired in 2015, primarily in its Virginia jurisdiction. These plants were normal retirements at the end of their depreciable lives under the group composite method of depreciation. Recovery of the remaining Virginia net book value for the retired plants will be considered in APCo’s next depreciation study. The Virginia SCC staff has requested that the company prepare a depreciation study as of December 31, 2017 and submit that study to the Virginia SCC staff in 2018.
[3]	As of December 31, 2017, I&M also charged $43 million to asset removal costs related to various Tanners Creek Plant related assets, primarily related to the net book value of ARO assets. The Indiana and Michigan retail jurisdictions of I&M have increased depreciation rates on Rockport Plant to recover the net book value of Tanners Creek Plant that was retired in 2015. I&M intends to address the need for increases in depreciation rates to recover the deferral in its next Indiana and Michigan base rate cases.
[4]	Relieved as removal costs are incurred.
[5]	Relieved as removal costs are incurred.
[6]	Relieved as removal costs are incurred.
[7]	Relieved as removal costs are incurred.
[8]	As of December 31, 2017, I&M has charged $43 million to asset removal costs related to various Tanners Creek Plant related assets, primarily related to the net book value of ARO assets. The Indiana and Michigan retail jurisdictions of I&M have increased depreciation rates on Rockport Plant to recover the net book value of Tanners Creek Plant that was retired in 2015. I&M intends to address the need for increases in depreciation rates to recover the deferral in its next Indiana and Michigan base rate cases.
[9]	Relieved as removal costs are incurred.
[10]	Relieved as removal costs are incurred.
[11]	Relieved as removal costs are incurred.
[12]	Relieved as removal costs are incurred.
[13]	December 31, 2017 balance includes Phase-In Recovery Rider.
[14]	Relieved when plant is decommissioned.
[15]	Relieved when plant is decommissioned.
[16]	This balance primarily represents regulatory liabilities for excess accumulated deferred income taxes (Excess ADIT) as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform. The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base. The mechanism and refund period to provide the Excess ADIT to customers will be based on future orders from the respective commission in each jurisdiction. See “Federal Tax Reform” section of Note 12 for additional information.
[17]	This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform. The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base. The mechanism and refund period to provide the Excess ADIT to customers will be based on future orders from the respective commission in each jurisdiction. See “Federal Tax Reform” section of Note 12 for additional information.
[18]	This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform. The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base. The mechanism and refund period to provide the Excess ADIT to customers will be based on future orders from the respective commission in each jurisdiction. See “Federal Tax Reform” section of Note 12 for additional information.
[19]	This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform. The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base. The mechanism and refund period to provide the Excess ADIT to customers will be based on future orders from the respective commission in each jurisdiction. See “Federal Tax Reform” section of Note 12 for additional information.
[20]	This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform. The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base. The mechanism and refund period to provide the Excess ADIT to customers will be based on future orders from the respective commission in each jurisdiction. See “Federal Tax Reform” section of Note 12 for additional information.
[21]	This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform. The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base. The mechanism and refund period to provide the Excess ADIT to customers will be based on future orders from the respective commission in each jurisdiction. See “Federal Tax Reform” section of Note 12 for additional information.
[22]	This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform. The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base. The mechanism and refund period to provide the Excess ADIT to customers will be based on future orders from the respective commission in each jurisdiction. See “Federal Tax Reform” section of Note 12 for additional information.
[23]	This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform. The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base. The mechanism and refund period to provide the Excess ADIT to customers will be based on future orders from the respective commission in each jurisdiction. See “Federal Tax Reform” section of Note 12 for additional information.
[24]	Capacity Deferral related to 2016 Global Settlement was approved for recovery effective March 2017.
[25]	In March 2017, $41 million was reclassified from accumulated depreciation to regulatory assets related to Northeastern Plant, Unit 3. As of December 31, 2017 the unrecovered plant balance related to Northeastern Plant, Unit 3 was $57 million.
[26]	In March 2017, $41 million was reclassified from accumulated depreciation to regulatory assets related to Northeastern Plant, Unit 3. As of December 31, 2017 the unrecovered plant balance related to Northeastern Plant, Unit 3 was $57 million.
[27]	As of December 31, 2017, AEP Texas has deferred $100 million related to Hurricane Harvey and is currently exploring recovery options.
[28]	As of December 31, 2017, AEP Texas has deferred $100 million related to Hurricane Harvey and is currently exploring recovery options.